Consolidated Statements of Cash Flows - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss for the year	£ (41,224,000)	£ (131,523,000)	£ (74,093,000)
Adjustments for:
Equity settled share-based payment expenses	27,054,000	35,861,000	8,162,000
Depreciation	6,131,000	7,012,000	8,976,000
Net finance costs	4,538,000	5,766,000	1,167,000
Foreign exchange movements	(6,033,000)	586,000	(787,000)
Other	67,000	165,000	(2,863,000)
Income tax credit	(2,921,000)	(9,405,000)	(13,267,000)
Working capital adjustments:
Increase in receivables and other non-current assets	(32,090,000)	(5,147,000)	(532,000)
Increase in trade and other payables	38,747,000	9,469,000	(3,774,000)
Decrease in deferred revenue	(20,119,000)	(21,128,000)	(24,497,000)
Other working capital movements	577,000	(150,000)	(41,000)
Cash used in operations	(25,273,000)	(108,494,000)	(101,549,000)
Net taxation (paid) / received	(618,000)	12,384,000	40,299,000
Net cash used in operating activities	(25,891,000)	(96,110,000)	(61,250,000)
Cash flows from investing activities
Proceeds from sale of property, plant and equipment	5,000	77,000	675,000
Purchase of property, plant and equipment	(1,787,000)	(1,008,000)	(3,074,000)
Purchase of intangible assets	(410,000)	0	0
Proceeds from investment in sub-leases	0	549,000	378,000
Other investing activities	2,385,000	15,000	3,164,000
Net cash flows from / (used in) investing activities	193,000	(367,000)	1,143,000
Cash flows from financing activities
Gross proceeds from issue of share capital	116,812,000	226,528,000	83,218,000
Costs from issue of share capital	(388,000)	(15,543,000)	(176,000)
Exercise of share options	8,141,000	952,000	73,000
Non-current interest-bearing loan received	43,509,000	0	37,543,000
Repayment of principal loan liability	(43,509,000)	0	0
Early settlement and other loan fees	(3,280,000)	0	0
Interest paid on non-current interest-bearing loans	(3,623,000)	(4,147,000)	(291,000)
Repayment of lease liabilities	(3,208,000)	(3,159,000)	(4,426,000)
Net cash flows from financing activities	114,454,000	204,631,000	115,941,000
Increase in net cash and cash equivalents	88,756,000	108,154,000	55,834,000
Net foreign exchange difference on cash held	5,897,000	16,000	(84,000)
Cash and cash equivalents at beginning of the year	237,886,000	129,716,000	73,966,000
Cash and cash equivalents at end of the year	£ 332,539,000	£ 237,886,000	129,716,000
Leasehold incentives			£ 2,488,000